Description of Organization and Business Operations	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Description of Organization and Business Operations [Line Items]
Description of Organization and Business Operations

Note 1 — Description of business

Corporate information

MoonLake Immunotherapeutics AG (the “Company” or “MoonLake” or “we”) is a clinical-stage biopharmaceutical company engaged in leveraging Nanobody® technology to develop next-level medicines for immunologic diseases, including inflammatory skin and joint diseases. The Company focuses on developing its novel tri-specific Nanobody® Sonelokimab (“SLK”), an IL-17A and IL-17F inhibitor, in multiple inflammatory diseases in dermatology and rheumatology where the pathophysiology is known to be driven by IL-17A and IL-17F.

MoonLake Immunotherapeutics AG is a Swiss stock corporation (Aktiengesellschaft) incorporated on March 10, 2021, and registered with the commercial register of the Canton of Zug, Switzerland under the number CHE-433.093.536.

On July 9, 2021, the Company established a wholly-owned subsidiary, MoonLake Immunotherapeutics Ltd., in the United Kingdom, primarily to coordinate and conduct research and development activities required for SLK.

Business Combination Agreement with Helix

On October 4, 2021, the Company entered into a Business Combination Agreement (as may be amended and restated from time to time, the “Business Combination Agreement” or the “Business Combination”), with Helix Acquisition Corp., a blank check special purpose acquisition company incorporated as a Cayman Islands exempted company on August 13, 2020 (“Helix”), the existing securityholders of the Company (collectively, the “ML Parties”), Helix Holdings LLC, a Cayman Islands limited liability company and the sponsor of Helix (the “Sponsor”), and the representative of the ML Parties.

Two business days before the completion of the Business Combination contemplated by the Business Combination Agreement, the ML Parties and the Company will effectuate a restructuring of the share capital of the Company, pursuant to which the existing Series A Preferred Shares of the Company will be converted into an equal number of Common Shares of the Company, such that the ML Parties will hold a single class of Company Shares. Following the Closing, (i) the ML Parties, except for Biotechnology Value Fund, L.P., Biotechnology Value Fund II, L.P., and Biotechnology Value Trading Fund OS, L.P. (together the “BVF Shareholders”), will retain their equity interests in the Company and will receive a number of non-economic voting shares in Helix determined by multiplying the number of Company Common Shares held by them immediately prior to the Closing by the Exchange Ratio (as defined below); (ii) the BVF Shareholders will assign all of their Company Common Shares to Helix and Helix will issue to the BVF Shareholders an aggregate number of Helix class A ordinary shares equal to the product of such number of assigned Company Common Shares and the Exchange Ratio; and (iii) Helix will receive a controlling equity interest in the Company in exchange for a cash investment. The Exchange Ratio is the quotient obtained by dividing (a) 360,000,000 by (b) the fully diluted shares of the Company prior to the Closing by (c) 10. Substantially all of the assets and business of the Company and Helix will be held by the Company as the operating entity following the Closing. At the Closing, Helix will change its name to “MoonLake Immunotherapeutics.”

The Business Combination has been approved by the Boards of Directors of each of MoonLake and Helix, and the completion (the “Closing” and the date of Closing, the “Closing Date”) has occurred on April 5, 2022. Further details are provided in Note 13 — subsequent events.

Liquidity and going concern

The Company has funded its operations to date principally through proceeds received from the sale of Common Shares and Series A Preferred Shares, from a loan agreement contracted with the BVF Shareholders and from a convertible loan agreement contracted with Cormorant Private Healthcare Fund IV. L.P. (“Cormorant”). Since incorporation, the Company has incurred a loss of USD 69.5 million primarily due to the acquisition of an in-licensing agreement which was recorded as an expense and to research and development activities related to SLK. As of March 31, 2022, the Company’s current liabilities exceeded its current assets by USD 25.3 million and had USD 8.8 million of unrestricted cash.

MoonLake has no products approved for commercial sale, has not generated any revenue from product sales, and cannot guarantee when or if it will generate any revenue from product sales. MoonLake expects to incur significant expenses and operating losses for at least the next five years, assuming it commences and then continues the clinical development of, and seeks regulatory approval for, its product candidate under an in-licensing agreement. It is expected that operating losses will fluctuate significantly from year to year due to timing of clinical development programs and efforts to achieve regulatory approval.

On October 4, 2021, MoonLake announced that it entered into a Business Combination Agreement with Helix to raise additional capital.

On October 15, 2021, MoonLake entered into a loan agreement with the BVF Shareholders, pursuant to which Biotechnology Value Fund, L.P., Biotechnology Value Fund II, L.P., and Biotechnology Value Trading Fund OS, L.P. loaned USD 8,139,000, USD 5,946,000, and USD 915,000, respectively (USD 15,000,000 in aggregate), for the financing of general corporate purposes of MoonLake, including product and technology development, operations, sales and marketing, management expenses, and salaries. The loans are interest-free and must be repaid by MoonLake prior to the earlier of (i) as soon as practicable after the closing date of the Business Combination, but no later than two (2) business days, and (ii) June 30, 2022 (the “Maturity Date”). The loans may be repaid in whole or in part by MoonLake at any time on or prior to the Maturity Date. As of the date hereof, the entire principal loan amount has been repaid (refer to Note 13 — subsequent events).

On February 20, 2022, the Company entered into a convertible loan agreement with Cormorant, Helix and the BVF Shareholders, pursuant to which Cormorant grants the Company a loan $15,000,000, for the financing of general corporate purposes of the Company, including product and technology development, operations, sales and marketing, management expenses, and salaries. The loan is interest-free and subordinated to all current and future claims of the Company, but ranks senior to existing and future unsecured subordinated obligations of the Company. The loan must be repaid by the Company prior to the earlier of (i) as soon as practicable after the Closing of the Business Combination with Helix, but no later than two business days, and (ii) June 30, 2022. As of the date hereof, the entire principal loan amount has been repaid (refer to Note 13 — subsequent events).

On April 5, 2022 the Company has announced the successful closing of the Business Combination and the total funding raised amount to USD 134.7 million (net of transaction related expenses). MoonLake has sufficient capital to fund its operations through at least the next twelve months.

We expect to continue to incur net operating losses for at least the next several years, and we expect our research and development expenses, general and administrative expenses, and capital expenditures will continue to increase. We expect our expenses and capital requirements will increase significantly in connection with our ongoing activities as we continue to:

•        contract with third parties to support clinical trials related to SLK;

•        conduct our research and development activities related to SLK;

•        attract, hire and retain additional management, scientific and administrative personnel;

•        maintain, protect and expand our intellectual property (“IP”) portfolio, including patents, trade secrets and know how;

•        implement operational, financial and management information systems; and

•        operate as a public company after the Closing of the Business Combination.

We will require substantial additional funding to develop our product candidate and support our continuing operations. Until such time that we can generate significant revenue from product sales or other sources, if ever, we expect to finance our operations through the sale of equity, debt financings, or other capital sources, which could include income from collaborations, strategic partnerships, or marketing, distribution, licensing or other strategic arrangements with third parties, or from grants. If MoonLake is unable to acquire additional capital or resources, it will be required to modify its operational plans to fund its operating expense requirements.

The accompanying unaudited condensed consolidated financial statements have been prepared on a basis that assumes the Company is a going concern and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from any uncertainty related to its ability to continue as a going concern.

Coronavirus pandemic

In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic which continues to evolve. The impact of COVID-19 on the Company’s business, operations and development timelines has been limited considering the recent incorporation of the Company. However, the future impact of COVID-19 on the Company’s business is uncertain. The Company will continue to actively monitor the evolving situation related to COVID-19 and may take further actions that alter the Company’s operations, including those that may be required by Switzerland federal, cantonal or local authorities, or that the Company determines are in the best interests of the Company’s employees and other third parties with whom the Company does business.

At this point, the extent to which COVID-19 may affect the Company’s future business, operations and development timelines and plans, including the resulting impact on expenditures and capital needs, remains uncertain and the Company may experience disruptions, including:

•        interruption of or delays in receiving supplies from the third parties the Company relies on;

•        limitations on the Company’s business operations by the Swiss federal, cantonal and/or local authorities;

•        limitations on the Company’s and contracted third party clinical research organization’s ability to progress with the clinical studies;

•        business disruptions caused by workplace, laboratory and office closures and an increased reliance on employees working from home, travel limitations, cybersecurity and data accessibility limits, or communication disruptions; and

•        limitations on employee resources that would otherwise be focused on the conduct of the Company’s activities, including because of sickness of employees or their families or the desire of employees to avoid contact with large groups of people.

Note 1 — Description of business

Corporate information

MoonLake Immunotherapeutics AG (the “Company” or “MoonLake” or “we”) is a clinical-stage biopharmaceutical company engaged in leveraging Nanobody® technology to develop next-level medicines for immunologic diseases, including inflammatory skin and joint diseases. The Company focuses on developing its novel tri-specific Nanobody® Sonelokimab (“SLK”), an IL-17A and IL-17F inhibitor, in multiple inflammatory diseases in dermatology and rheumatology where the pathophysiology is known to be driven by IL-17A and IL-17F.

MoonLake Immunotherapeutics AG is a Swiss stock corporation (Aktiengesellschaft) incorporated on March 10, 2021, and registered with the commercial register of the Canton of Zug, Switzerland under the number CHE-433.093.536.

On July 9, 2021, the Company established a wholly-owned subsidiary, MoonLake Immunotherapeutics Ltd., in the United Kingdom, primarily to coordinate and conduct research and development activities required for SLK.

Business Combination Agreement with Helix

On October 4, 2021, the Company entered into a Business Combination Agreement (as may be amended and restated from time to time, the “Business Combination Agreement” or the “Business Combination”), with Helix Acquisition Corp., a blank check special purpose acquisition company incorporated as a Cayman Islands exempted company on August 13, 2020 (“Helix”), the existing securityholders of the Company (collectively, the “ML Parties”), Helix Holdings LLC, a Cayman Islands limited liability company and the sponsor of Helix (the “Sponsor”), and the representative of the ML Parties.

One business day before the completion (the “Closing” and the date of Closing, the “Closing Date”) of the Business Combination contemplated by the Business Combination Agreement, the ML Parties and the Company will effectuate a restructuring of the share capital of the Company, pursuant to which the existing Series A Preferred Shares of the Company will be converted into an equal number of Common Shares of the Company, such that the ML Parties will hold a single class of Company Shares. Following the Closing, (i) the ML Parties, except for Biotechnology Value Fund, L.P., Biotechnology Value Fund II, L.P., and Biotechnology Value Trading Fund OS, L.P. (together the “BVF Shareholders”), will retain their equity interests in the Company and will receive a number of non-economic voting shares in Helix determined by multiplying the number of Company Common Shares held by them immediately prior to the Closing by the Exchange Ratio (as defined below); (ii) the BVF Shareholders will assign all of their Company Common Shares to Helix and Helix will issue to the BVF Shareholders an aggregate number of Helix class A ordinary shares equal to the product of such number of assigned Company Common Shares and the Exchange Ratio; and (iii) Helix will receive a controlling equity interest in the Company in exchange for a cash investment. The Exchange Ratio is the quotient obtained by dividing (a) 360,000,000 by (b) the fully diluted shares of the Company prior to the Closing by (c) 10. Substantially all of the assets and business of the Company and Helix will be held by the Company as the operating entity following the Closing. At the Closing, Helix will change its name to “MoonLake Immunotherapeutics.”

The Business Combination has been approved by the Boards of Directors of each of MoonLake and Helix. The Closing is expected to occur early in the second quarter of 2022, following the receipt of the required approval by the Company’s and Helix’s shareholders and the satisfaction of certain other customary closing conditions.

Liquidity and going concern

The Company has funded its operations to date principally through proceeds received from the sale of Common Shares and Series A Preferred Shares and a loan agreement contracted with the BVF Shareholders. Since incorporation, the Company has incurred a loss of USD 53.6 million primarily due to the acquisition of an in-licensing agreement which was recorded as an expense. As of December 31, 2021, the Company’s current liabilities exceeded its current assets by USD 11.5 million and had USD 8.0 million of unrestricted cash. We anticipate our immediate future capital requirements will increase substantially as we:

•        contract with third parties to support clinical trials related to SLK;

•        conduct our research and development activities related to SLK;

•        attract, hire and retain additional management, scientific and administrative personnel;

•        maintain, protect and expand our intellectual property (“IP”) portfolio, including patents, trade secrets and know how;

•        implement operational, financial and management information systems; and

•        operate as a public company after the Closing of the Business Combination.

MoonLake has no products approved for commercial sale, has not generated any revenue from product sales, and cannot guarantee when or if it will generate any revenue from product sales. MoonLake expects to incur significant expenses and operating losses for at least the next five years, assuming it commences and then continues the clinical development of, and seeks regulatory approval for, its product candidate under an in-licensing agreement. It is expected that operating losses will fluctuate significantly from year to year due to timing of clinical development programs and efforts to achieve regulatory approval.

As a result, we will need additional capital to fund our operations, which we may obtain from additional equity or debt financings, collaborations, licensing arrangements, or other sources. If MoonLake is unable to acquire additional capital or resources, it will be required to modify its operational plans to fund its operating expense requirements for the next twelve months. This may include delaying the commencement of clinical development and reducing its general and administrative corporate costs. These factors raise substantial doubt about MoonLake’s ability to continue as a going concern.

On October 4, 2021, MoonLake announced that it entered into a Business Combination Agreement with Helix to raise additional capital. Assuming no redemptions, the total funding that could be raised in connection with the Business Combination is approximately USD 216.3 million (net of estimated transaction related expenses).

On October 15, 2021, MoonLake entered into a loan agreement with the BVF Shareholders, pursuant to which Biotechnology Value Fund, L.P., Biotechnology Value Fund II, L.P., and Biotechnology Value Trading Fund OS, L.P. loaned USD 8,139,000, USD 5,946,000, and USD 915,000, respectively (USD 15,000,000 in aggregate), for the financing of general corporate purposes of MoonLake, including product and technology development, operations, sales and marketing, management expenses, and salaries. The loans are interest-free and must be repaid by MoonLake prior to the earlier of (i) as soon as practicable after the closing date of the Business Combination, but no later than two (2) business days, and (ii) June 30, 2022 (the “Maturity Date”). The loans may be repaid in whole or in part by MoonLake at any time on or prior to the Maturity Date. As of the date hereof, the entire principal loan amount remains outstanding.

On February 20, 2022, and as further described in Note 14 — “Subsequent events” the Company entered into a convertible loan agreement with Cormorant Private Healthcare Fund IV, L.P. (“Cormorant”), Helix and the BVF Shareholders, pursuant to which Cormorant grants the Company a $15,000,000 loan for the financing of general corporate purposes of the Company, including product and technology development, operations, sales and marketing, management expenses, and salaries.

Assuming the Business Combination is successfully completed, and assuming there are no redemptions, MoonLake expects it will have sufficient capital to fund its operations through at least the next twelve months.

The accompanying consolidated financial statements have been prepared on a basis that assumes the Company is a going concern and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from any uncertainty related to its ability to continue as a going concern.

Coronavirus pandemic

In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic which continues to evolve. The impact of COVID-19 on the Company’s business, operations and development timelines has been limited considering the recent incorporation of the Company. However, the future impact of COVID-19 on the Company’s business is uncertain. The Company will continue to actively monitor the evolving situation related to COVID-19 and may take further actions that alter the Company’s operations, including those that may be required by Switzerland federal, cantonal or local authorities, or that the Company determines are in the best interests of the Company’s employees and other third parties with whom the Company does business.

At this point, the extent to which COVID-19 may affect the Company’s future business, operations and development timelines and plans, including the resulting impact on expenditures and capital needs, remains uncertain and the Company may experience disruptions, including:

•        interruption of or delays in receiving supplies from the third parties the Company relies on;

•        limitations on the Company’s business operations by the Swiss federal, cantonal and/or local authorities;

•        limitations on the Company’s and contracted third party clinical research organization’s ability to progress with the clinical studies;

•        business disruptions caused by workplace, laboratory and office closures and an increased reliance on employees working from home, travel limitations, cybersecurity and data accessibility limits, or communication disruptions; and

•        limitations on employee resources that would otherwise be focused on the conduct of the Company’s activities, including because of sickness of employees or their families or the desire of employees to avoid contact with large groups of people.

Helix Acquisition Corp.[Member]
Description of Organization and Business Operations [Line Items]
Description of Organization and Business Operations

Note 1 — Description of Organization and Business Operations

MoonLake Immunotherapeutics (formerly known as Helix Acquisition Corp.) (the “Company”) was a blank check company incorporated as a Cayman Islands exempted company on August 13, 2020. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a “Business Combination”).

The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

Business Combination

On April 5, 2022 (the “Closing Date”), MoonLake Immunotherapeutics, a Cayman Islands exempted company (formerly known as Helix Acquisition Corp.) (prior to the Closing Date, “Helix” and after the Closing Date, “MoonLake”) consummated the previously announced business combination (the “Closing”) pursuant to that certain Business Combination Agreement dated October 4, 2021 (the “Business Combination Agreement”), by and among Helix, MoonLake Immunotherapeutics AG, a Swiss stock corporation (Aktiengesellschaft) registered with the commercial register of the Canton of Zug, Switzerland under the number CHE-433.093.536 (“MoonLake AG”), the existing equity holders of MoonLake AG set forth on the signature pages to the Business Combination Agreement and the equityholders of MoonLake AG that executed joinders to the Business Combination Agreement (collectively, the “ML Parties”), Helix Holdings LLC, a Cayman Islands limited liability company and the sponsor of Helix (the “Sponsor”), and the representative of the ML Parties (such transactions contemplated by the Business Combination Agreement, collectively, the “Business Combination”). In connection with the Closing, the registrant changed its name from Helix Acquisition Corp. to MoonLake Immunotherapeutics.

The Business Combination Agreement provided for, among other things, the following transactions:

(i)     Two business days prior to the Closing Date, the ML Parties and MoonLake AG effectuated a restructuring of MoonLake AG’s share capital to, among other things, (x) convert the existing Series A preferred shares of MoonLake AG, par value of CHF 0.10 per share, into an equal number of common shares of MoonLake AG with a par value CHF 0.10 per share (the “MoonLake AG Common Shares”), such that the ML Parties held a single class of capital stock of MoonLake AG immediately prior to the Closing and (y) approve a capital increase for the issuance of 4,006,736 Class V Voting Shares of MoonLake AG, par value CHF 0.01 per share (“MoonLake AG Class V Voting Shares”), to Helix, each Class V Voting Share due to its lower par value having ten times the voting power of a MoonLake AG Common Share (the “Restructuring”).

(ii)    At the Closing, 2,875,000 Class B Ordinary Shares of Helix, par value $0.0001 per share (the “Class B Ordinary Shares”), constituting all of the then-outstanding Class B Ordinary Shares, were automatically converted into Class A Ordinary Shares of Helix, par value $0.0001 per share (the “Class A Ordinary Shares”) on a one-for-one basis.

(iii)   At the Closing, Helix amended and restated its existing memorandum and articles of association to, among other things, establish a share structure consisting of the Class A Ordinary Shares, which carry economic and voting rights, and Class C Ordinary Shares of Helix, par value $0.0001 per share (the “Class C Ordinary Shares”), which carry voting rights but no economic rights.

(iv)   On the Closing Date, Helix paid all unpaid transaction expenses and contributed $134,646,009 to MoonLake AG, including a $15,000,000 loan repayment that was assigned from Cormorant Asset Management LP to Helix on March 31, 2022.

(v)    On the Closing Date, following the Restructuring, Biotechnology Value Fund, L.P., Biotechnology Value Fund II, L.P., and Biotechnology Value Trading Fund OS, L.P. (collectively, the “BVF Shareholders”) assigned all of their MoonLake AG Common Shares to Helix and Helix issued to the BVF Shareholders 18,501,284 Class A Ordinary Shares.

(vi)   On the Closing Date, following the Restructuring, Helix issued 15,775,472 Class C Ordinary Shares to the ML Parties (other than the BVF Shareholders).

Additionally, on the Closing Date, Helix issued to the PIPE Investors (as defined below) an aggregate of 11,700,000 Class A Ordinary Shares.

The transactions set forth in the Business Combination Agreement constituted a “Business Combination” as contemplated by Helix’s amended and restated memorandum and articles of association.

The material provisions of the Business Combination Agreement are described in Helix’s revised definitive proxy statement on Schedule 14A filed with the Securities and Exchange Commission (the “SEC”) on March 4, 2022 (the “Proxy Statement”) in the section entitled “The Business Combination Proposal — The Business Combination Agreement” beginning on page 112.

Investment Agreement

On October 4, 2021, concurrently with the execution of the Business Combination Agreement, Helix, MoonLake AG and each of the ML Parties entered into an Investment Agreement (as amended, the “Investment Agreement”). Pursuant to the terms of the Investment Agreement, two business days prior to the Closing Date, the existing shareholders of MoonLake AG held an extraordinary shareholders meeting to (i) approve the conversion of MoonLake AG Series A Preferred Shares into MoonLake AG Common Shares, (ii) approve the increase of the nominal statutory capital of MoonLake AG through the issuance of the MoonLake AG Class V Voting Shares to Helix, (iii) waive such existing MoonLake AG shareholders’ subscription rights with respect to the nominal capital increase and the issuance of the MoonLake AG Class V Voting Shares to Helix, (iv) approve the amendment of MoonLake AG’s articles of association to reflect such conversion and capital increase, and (v) elect one director nominated by Helix.

The foregoing description of the Investment Agreement is not complete and is qualified in its entirety by reference to the full text of the Investment Agreement, a copy of which is attached hereto as Exhibit 10.1 and is incorporated herein by reference.

Subscription Agreements and PIPE Investment (Private Placement)

On October 4, 2021, concurrently with the execution of the Business Combination Agreement, and subsequently on March 31, 2022 and April 4, 2022, Helix entered into subscription agreements (collectively, the “PIPE Subscription Agreements”) with certain investors (collectively, the “PIPE Investors,” which includes affiliates of the Sponsor and certain existing equityholders of MoonLake AG) pursuant to which, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 11,700,000 Class A Ordinary Shares (the “PIPE”), 11,600,000 shares of which were issued at a price of $10.00 per share for gross proceeds of $116,000,000, and 100,000 shares of which were issued to placement agents of the PIPE in satisfaction of an aggregate of $1,000,000 of fees owed by Helix to such placement agents.

The PIPE Subscription Agreements contain customary representations and warranties of Helix, on the one hand, and each PIPE Investor, on the other hand, and customary conditions to closing, including the consummation of the transactions contemplated by the Business Combination Agreement. The PIPE was consummated substantially concurrent with the Closing of the Business Combination. The PIPE Subscription Agreements provide for certain customary registration rights for the PIPE Investors.

The foregoing description of the PIPE Subscription Agreements and the PIPE is not complete and is qualified in its entirety by reference to the full text of the forms of PIPE Subscription Agreements.

Amended Sponsor Agreement

On October 4, 2021, Helix, the Sponsor, and the officers and directors of Helix (the “Insiders”) entered into an amendment (the “Amended Sponsor Agreement”) to the letter agreement among the parties dated October 19, 2020. Pursuant to the Amended Sponsor Agreement, the Sponsor and Insiders (i) waived the anti-dilution and conversion price adjustments set forth in Helix’s existing amended and restated memorandum and articles of association with respect to the Helix Class B Ordinary Shares held by the Sponsor and Insiders and (ii) voted in favor of approval of the adoption of the Business Combination Agreement, the Business Combination, and each other proposal presented by Helix for approval by Helix’s stockholders.

Business Prior to the Business Combination

All activity for the three months ended March 31, 2022 and 2021, respectively, relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below, identifying a target company for a Business Combination and consummating the acquisition of MoonLake AG.

The registration statement for the Company’s Initial Public Offering was declared effective on October 19, 2020. On October 22, 2020 the Company consummated the Initial Public Offering of 11,500,000 Class A Ordinary Shares (the “Public Shares”) at $10.00 per Public Share, which included the full exercise by the underwriters of their over-allotment option in the amount of 1,500,000 Public Shares, at $10.00 per Public Share, generating gross proceeds of $115,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 430,000 private placement shares (the “Private Placement Shares”) at a price of $10.00 per Private Placement Share in a private placement to Helix Holdings, LLC (the “Sponsor”), generating gross proceeds of $4,300,000, which is described in Note 4.

Transaction costs charged to equity amounted to $6,750,447, consisting of $2,300,000 of underwriting fees, $4,025,000 of deferred underwriting fees and $425,447 of other offering costs.

Following the closing of the Initial Public Offering on October 22, 2020, $115,000,000 ($10.00 per Public Share) from the net proceeds of the sale of the Public Shares in the Initial Public Offering and the sale of the Private Placement Shares was placed in a trust account (the “Trust Account”) and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earliest of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.

Liquidity, Capital Resources and Going Concern

As of March 31, 2022, the Company had approximately $101 million in its operating bank accounts and working capital deficit of approximately $5.8 million.

The Company has incurred and expects to continue to incur significant costs in pursuit of its Business Combination. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management addressed this issue with the consummation of the Business Combination agreement on April 5, 2022 with MoonLake AG and has raised sufficient capital for its operations.

In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15. “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management believes that the funds which the Company has available following the completion of the Business Combination agreement will enable it to sustain operations for at least the next two years from the issuance date of these condensed financial statements. Accordingly, substantial doubt about the Company’s ability to continue as a going concern as disclosed in previously issued condensed financial statements has been alleviated.

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Helix Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on August 13, 2020. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a “Business Combination”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2021, the Company had not commenced any operations. All activity for the year ended December 31, 2021 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on October 19, 2020. On October 22, 2020 the Company consummated the Initial Public Offering of 11,500,000 Class A ordinary shares (the “Public Shares”) at $10.00 per Public Share, which included the full exercise by the underwriters of their over-allotment option in the amount of 1,500,000 Public Shares, at $10.00 per Public Share, generating gross proceeds of $115,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 430,000 Private Placement Shares (the “Private Placement Shares”) at a price of $10.00 per Private Placement Share in a private placement to Helix Holdings, LLC (the “Sponsor”), generating gross proceeds of $4,300,000, which is described in Note 4.

Transaction costs charged to equity amounted to $6,750,447, consisting of $2,300,000 of underwriting fees, $4,025,000 of deferred underwriting fees and $425,447 of other offering costs.

Following the closing of the Initial Public Offering on October 22, 2020, $115,000,000 ($10.00 per Public Share) from the net proceeds of the sale of the Public Shares in the Initial Public Offering and the sale of the Private Placement Shares was placed in a trust account (the “Trust Account”) and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earliest of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Shares, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the assets held in the Trust Account (excluding the amount of any deferred underwriting commissions and taxes payable on the income earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company provided the holders of the Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of the Business Combination, either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares, equal to the aggregate amount then on deposit in the Trust Account, calculated as of two business days prior to the consummation of the Business Combination (initially $10.00 per Public Share), including interest (which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, subject to certain limitations. The per-share amount to be distributed to the Public Shareholders who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6).

The Company will proceed with a Business Combination by seeking shareholder approval and will proceed if it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote the Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% of the Public Shares without the Company’s prior written consent.

The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares, Private Placement Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the Trust Account and not previously released to pay taxes, divided by the number of then issued and outstanding Public Shares.

The Company will have until 24 months from the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”). However, if the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to the Company to pay its taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to the founder shares and Private Placement Shares it will receive if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or any of its respective affiliates acquire Public Shares, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Share ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share, due to reductions in the value of trust assets, in each case net of the interest that may be withdrawn to pay taxes. This liability will not apply to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity, Capital Resources and Going Concern

As of December 31, 2021, the Company had approximately $0.7 million in its operating bank accounts and working capital deficit of approximately $3.1 million.

Prior to the completion of the Initial Public Offering, the Company’s liquidity needs had been satisfied through a contribution of $25,000 from the Sponsor to cover for certain offering costs in exchange for the issuance of the Founder Shares, the loan of up to $300,000 from the Sponsor pursuant to a promissory note, and the proceeds from the consummation of the Private Placement not held in the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 5). As of December 31, 2021, there were no amounts outstanding under any Working Capital Loan.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until October 22, 2022 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the liquidity condition and mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after October 22, 2022.